Annual Fund Operating Expenses - ETF - Vanguard Mid-Cap Index Fund - ETF Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.04%